Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	May 01, 2016
Document Creation Date	dei_DocumentCreationDate	Feb. 15, 2017